Average Annual Total Returns - Channel Short Duration Income Fund	Channel Short Duration Income Fund Shares 1 Year	Channel Short Duration Income Fund Shares 5 Years	Channel Short Duration Income Fund Shares 10 Years	Channel Short Duration Income Fund Shares After Taxes on Distributions 1 Year	Channel Short Duration Income Fund Shares After Taxes on Distributions 5 Years	Channel Short Duration Income Fund Shares After Taxes on Distributions 10 Years	Channel Short Duration Income Fund Shares After Taxes on Distributions and Sales 1 Year	Channel Short Duration Income Fund Shares After Taxes on Distributions and Sales 5 Years	Channel Short Duration Income Fund Shares After Taxes on Distributions and Sales 10 Years	Performance Table Market Index Changed	Performance Table Uses Highest Federal Rate	Performance Table Not Relevant to Tax Deferred	Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index (reflects no deductions for fees, expenses and taxes) 1 Year		Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index (reflects no deductions for fees, expenses and taxes) 5 Years		Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index (reflects no deductions for fees, expenses and taxes) 10 Years		Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses and taxes) 1 Year		Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses and taxes) 5 Years		Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses and taxes) 10 Years
Total	7.24%	2.37%	2.96%	6.30%	1.51%	1.93%	4.27%	1.42%	1.89%	Effective October 1, 2020, in order to align with the Fund’s modified investment strategies, the Fund’s primary index changed from the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index to the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index.	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.	5.01%	[1],[2]	2.03%	[1],[2]	2.13%	[1],[2]	6.80%	[2]	2.57%	[2]	3.05%	[2]

[1]	- Effective October 1, 2020, in order to align with the Fund’s modified investment strategies, the Fund’s primary index changed from the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index to the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index.
[2]	- The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index (each an “Index”) are widely recognized unmanaged indices of bond prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.